CREDIT FACILITY AND LONG-TERM DEBT (Tables)	6 Months Ended
Jun. 30, 2017
Debt Disclosure [Abstract]
Summary of long-term debt outstanding

	December 31, 2016	December 31, 2015
2020 Senior Secured Notes	$670,867	$669,644
2023 Senior Secured Notes	500,000	500,000
Revolving Loan	350,000	—
PBF Rail Term Loan	35,000	—
Rail Facility	—	67,491
Catalyst leases	45,969	31,802
Unamortized deferred financing costs	(25,277)	(32,217)
	1,576,559	1,236,720
Less—Current maturities	—	—
Long-term debt	$1,576,559	$1,236,720
December 31, 2016 are included in the following table:

	Annual lease fee	Annual interest rate	Expiration date
Paulsboro catalyst lease	$140	2.20%	December 2019
Delaware City catalyst lease	$210	1.95%	October 2019
Delaware City catalyst lease - Palladium	$30	2.05%	October 2019
Toledo catalyst lease	$331	1.99%	June 2017*
Chalmette catalyst lease	$185	3.85%	November 2018
Chalmette catalyst lease	$171	2.20%	November 2019
Torrance catalyst lease	$143	1.78%	July 2019

Schedule of debt maturing in the next five years and thereafter	Debt maturing in the next five years and thereafter is as follows:

Year Ending December 31,
2017	$9,798
2018	4,941
2019	381,230
2020	670,867
2021	35,000
Thereafter	500,000
$1,601,836